LONG-TERM EMPLOYEE-RELATED OBLIGATIONS (Tables) (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Schedule of Expected Future Benefits
Year	Amount
2013	$458
2014	211
2015	298
2016	299
2017	182
Thereafter (through 2021)	1,065

$2,513